INTANGIBLE ASSET, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSET, NET
INTANGIBLE ASSET, NET

8. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31, 2020
	Gross Carrying	Accumulated		Net carrying
	Amount	amoritization	Impairment	amount
	RMB	RMB	RMB	RMB
Licenses	4,110,860	(822,172)	—	3,288,688
User bases	7,730,000	(287,232)	—	7,442,768
Brand names	38,500,000	(390,833)	—	38,109,167
Technologies	3,460,000	(216,111)	—	3,243,889
Total intangible assets	53,800,860	(1,716,348)	—	52,084,512

8. INTANGIBLE ASSETS, NET (Continued)

	As of December 31, 2021
	Gross Carrying	Accumulated		Net carrying
	Amount	amoritization	Impairment	amount
	RMB	RMB	RMB	RMB
Licenses	7,372,111	(2,198,142)	—	5,173,969
User bases	7,730,000	(2,276,875)	(400,000)	5,053,125
Brand names	38,500,000	(4,188,333)	(1,855,000)	32,456,667
Technologies	3,460,000	(1,279,444)	(660,000)	1,520,556
Total intangible assets	57,062,111	(9,942,794)	(2,915,000)	44,204,317

Amortization expense on intangible assets was allocated to the following expense items:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	—	1,429,116	6,236,802
Selling and marketing expenses	—	287,232	1,989,644
Total amortization expenses	—	1,716,348	8,226,446

For the year ended December 31, 2021, the Group terminated the operation of Lesdo platform. As a result, the Group recognized impairment loss of RMB2,915,000 for intangible assets acquired in Lesdo acquisition (Note 21). The Group provided no impairment for intangible assets for the years ended December 31, 2019 and 2020.

Amortization expense for intangible assets is nil, RMB1,716,348 and RMB8,226,446 for the years ended December 31, 2019, 2020 and 2021, respectively. The estimated amortization expenses for the above intangible assets for future years are as follows:

Amortization for
Year ending December 31,	Intangible Assets
RMB
2022	7,726,402
2023	7,660,291
2024	6,788,693
2025	4,123,264
2026	3,640,000
Thereafter	14,256,667
Total	44,204,317